Victory Small Cap Stock Fund Investment Strategy - Victory Small Cap Stock Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies that may exhibit attractive levels of quality, value, and/or growth. The Fund defines small-cap stocks as those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in either the S&P SmallCap 600 Index or the Russell 2000 Index at the time of purchase. Market capitalization of the companies may change with market conditions and with the composition of each index.